Great-West SecureFoundation Lifetime 2055 Fund
Great-West SecureFoundation® Lifetime 2055 Fund
Investment Objective
The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West SecureFoundation Lifetime 2055 Fund		Institutional Class	Investor Class	Service Class	Class L
Management Fees		0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		none	none	0.10%	0.25%
Other Expenses		none	0.35%	0.35%	0.35%
Shareholder Services Fees		none	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	[1]	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	[2]	0.37%	0.72%	0.82%	0.97%
Fee Waiver and Expense Reimbursement	[3],[4]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.36%	0.71%	0.81%	0.96%
[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Institutional Class shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[3]	GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund's investment in the Unaffiliated Fund. The agreement's current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.
[4]	GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same "group of investment companies" (within the meaning of Section 12(d)(1)(G)(ii) of the Investment Company Act of 1940) as the Fund ("Unaffiliated Fund(s)") by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in the Unaffiliated Fund. The agreement's current term ends on April 30, 2018. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any Permitted Account. If reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that any expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West SecureFoundation Lifetime 2055 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	37	118	207	467
Investor Class	73	229	400	894
Service Class	83	261	454	1,013
Class L	98	308	535	1,189

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2055 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2055, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund is currently expected (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Funds that invest primarily in equity securities and 2-25% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time until 2045, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2045, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. The Fund currently invests primarily in Underlying Funds designed to track the performance of a specified securities index (“Index Funds”). Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:
Large Cap	29.20%	International	25.74%
Great-West S&P 500® Index Fund Institutional		Great-West International Index Fund Institutional
Mid Cap	12.51%	Emerging Markets	11.46%
Great-West S&P Mid Cap 400® Index Fund Institutional		Northern Emerging Markets Equity Index Fund
Small Cap	12.95%	Bond	8.14%
Great-West S&P Small Cap 600® Index Fund Institutional		Great-West Bond Index Fund Institutional

The Fund will rebalance its holdings of the Underlying Funds on a periodic basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocation among U.S. equity, foreign equity, and fixed income asset classes as of the date of this Prospectus. The chart represents the asset allocation path (the “glide path”) that the Fund follows to become more conservative until 2045. The glide path reflects the declining percentage of equities in the Fund as it approaches 2045. The glide path provides for more exposure to equities for investors further from retirement and more exposure to fixed income securities for investors nearing retirement.

The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Fund.

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the Investment Company Act of 1940, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the Fund's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Target Date Fund Risk - Investments in target date funds are subject to the risks of their Underlying Funds. The year in the Fund name refers to the approximate year (the target date) when an investor in the Fund is planning to retire (or otherwise begin using the invested funds). The Fund’s asset allocation is adjusted to become more conservative based on its target date. If an investor chooses to retire significantly earlier or later than the target date, a different asset allocation may be more appropriate. An investment in a target-date fund is not guaranteed at any time, including on or after the target date. Investors should periodically monitor the portfolio to ensure it is in line with their current situation.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Derivatives Risk - Underlying Funds may invest in derivative instruments such as futures, swaps, and structured securities. Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets. There can be no assurance that an Underlying Fund’s use of derivative contracts will work as intended.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Fund’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in the Underlying Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Underlying Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Underlying Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of large, more established companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Tracking a Benchmark Index Risk - Index Funds are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who allocate account value to the Fund will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Fund’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A or GWL&A of NY may increase the Guarantee Benefit Fee; if GWL&A or GWL&A of NY determines that the Fund is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. Neither Great-West Funds nor the Fund is responsible for any payments under the Guarantee. The Guarantee does not guarantee the investment performance of the Fund.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Investor Class shares in each full calendar year since inception and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index, a secondary index, and a Composite Index which has investment characteristics similar to those of the Fund. The Fund compares its returns to the 2055 Composite Index. The 2055 Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE® Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Bloomberg Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Bloomberg Barclays 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2055 Composite Index. No Institutional Class share performance data is provided because Institutional Class shares have not commenced operations. Institutional Class share performance will appear in a future version of this Prospectus after Institutional Class shares have annual returns for one complete calendar year. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2010	11.96%
Worst Quarter	September 2011	-16.88%

Average Annual Total Returns for the Periods Ended December 31, 2016
Average Annual Total Returns - Great-West SecureFoundation Lifetime 2055 Fund	One Year	Five Years	Since Inception		Inception Date
Investor Class	10.52%	9.92%	7.96%	[1]	Nov. 13, 2009
Investor Class | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	13.37%	14.71%	13.25%	[1]	Nov. 13, 2009
Investor Class | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	3.49%	[1]	Nov. 13, 2009
Investor Class | Composite Index (reflects no deduction for fees, expenses or taxes)	11.16%	10.64%	9.07%	[1]	Nov. 13, 2009
Service Class	10.41%	9.80%	7.85%	[1]	Nov. 13, 2009
Service Class | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	13.37%	14.71%	13.25%	[1]	Nov. 13, 2009
Service Class | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	3.49%	[1]	Nov. 13, 2009
Service Class | Composite Index (reflects no deduction for fees, expenses or taxes)	11.16%	10.64%	9.07%	[1]	Nov. 13, 2009
Class L	10.46%	9.92%	7.13%	[2]	Jan. 31, 2011
Class L | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	13.37%	14.71%	12.22%	[2]	Jan. 31, 2011
Class L | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	3.14%	[2]	Jan. 31, 2011
Class L | Composite Index (reflects no deduction for fees, expenses or taxes)	11.16%	10.64%	7.93%	[2]	Jan. 31, 2011
[1]	Since inception on November 13, 2009
[2]	Since inception on January 31, 2011